Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31, 2023
		Weighted-
		Average
	Net	Shares	Per Share
	Income	Outstanding	Amount
	(In thousands)
Net income	$8,950
Less allocated earnings on non-vested restricted stock	(167)
Less allocated dividends on non-vested restricted stock	(190)
Net income allocated to common stockholders	8,593
		5,490,488
Basic and diluted earnings per share			$1.57

	Year Ended December 31, 2022
		Weighted-
		Average	Per Share
	Net	Shares
	Income	Outstanding	Amount
	(In thousands)
Net income	$8,657
Less allocated earnings on non-vested restricted stock	(185)
Less allocated dividends on non-vested restricted stock	(203)
Net income allocated to common stockholders	8,269
		5,483,305
Basic and diluted earnings per share			$1.50